Related party transactions	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
Related party transactions
19	Related party transactions
The Company’s related parties include key management personnel and directors. Direct remuneration paid to the Company’s directors and key management personnel during the years ended December 31, 2020, 2019 and 2018 are as follows:

	2020	2019	2018
Directors’ fees	$157	$132	$142
Salaries and benefits	$681	$588	$1,143
Share-based compensation	$519	$321	$461
As of December 31, 2020, included in the accounts payable and accrued liabilities balance on the consolidated statement of financial position is $0.0 million (December 31, 2019 - $0.0 million) due to the Company’s directors and key management personnel.
Upon a change of control of the Company, amounts totaling $1.1 million (December 31, 2019 - $1.1 million) will become payable to certain officers and management personnel of the Company.